Annual Total Returns- Federated Hermes California Municipal Cash Trust (Wealth Shares) [BarChart] - Wealth Shares - Federated Hermes California Municipal Cash Trust - WS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.10%	0.03%	0.04%	0.02%	0.08%	0.49%	0.65%	1.18%	1.21%	0.38%